BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Nov. 30, 2021
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Text Block]

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting ("IAS 34") using accounting policies that are consistent with International Financial Reporting Standards as issued by the International Accounting Standards Board.

The Company's significant accounting policies and critical accounting estimates applied in these interim financial statements are the same as those applied in Note 2 of the Company's annual consolidated financial statements as at and for the year ended August 31, 2021.

Presentation Currency

The Company's presentation currency is the United States Dollar ("USD")

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD
Period-end rate:	R15.9740 (August 31, 2021 R14.5241)
Period average rate:	R15.0017 (November 30, 2020 R16.2444)
CAD/USD
Period-end rate:	C$1.2792 (August 31, 2021 C$1.2617)
Period average rate:	C$1.2559 (November 30, 2020 C$1.3172)